Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 15.

Subsequent Events.

eDiets Merger Agreement

On October 31, 2012, we entered into a definitive Agreement and Plan of Merger with eDiets.com, Inc. The terms of the Agreement Plan of Merger provide that we will issue 19,077,252 shares of our common stock to the stockholders of eDiets.com, Inc. in exchange for 100% of the outstanding shares of that company. The closing of the transaction is subject to a number of conditions precedent, including, but not limited to:

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the satisfaction completion of due diligence on each company by the other company,

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the effectiveness of a registration statement on Form S-4 which we will file the Securities and Exchange Commission to register the shares of our common stock to be issued to the eDiets.com, Inc. stockholders, and

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requisite approval of the transaction by the stockholders of eDiets.com, Inc.

We are conducting our due diligence process and our target closing date for the transaction, assuming the satisfaction of the conditions precedent to closing, is on or before March 31, 2013. However, as a result of the number of conditions precedent to close, there are no assurances that this transaction will ultimately be consummated.

In connection with this transaction, on September 7, 2012 the Company loaned eDiets.com $500,000 under the terms of a Senior Promissory Note. The Note bears interest at 12% per annum and matures ten business days following the earlier of the closing of the pending merger or December 31, 2012.

Private Placement of Units

Effective November 14, 2012 (the "November 2012 Offering") the Company sold 61 Units consisting of 71,500 shares of our common stock and warrants to purchase 35,750 shares of Common Stock at an initial exercise price of $0.80 per share. Each Unit was sold at a price of $50,050 per Unit. The Company sold and aggregate of 4,361,550 shares of common stock and 2,180,775 warrants and received gross proceeds of $3,053,085. Such Amount excludes fees and expenses incurred in connection with the November 2012 Offering, including but not limited to fees payable to a registered broker dealer acting as placement agent.

The sale of the Units was a Qualified Financing and triggered the automatic conversion 12% Senior Secured Convertible Notes, which converted into an aggregate of 2,190,140 shares of common stock and warrants to purchase an aggregate of 1,095,070 shares of common stock, exercisable at $0.80 per share. The warrants are exercisable for period of three years. The terms of the Units also triggered a weighted average-ratchet anti-dilution adjustment on the outstanding 2012 Bridge Warrants.

The sale of the Units also triggered purchase price protection provisions (the "2011 SPA Purchase Price Protection") provided under the terms of the Company's securities purchase agreement, dated October 28, 2011 (the "October 2011 SPA") and warrants issued in connection with the October 2011 SPA will be subject to full ratchet anti-dilution protection adjustment. As a result of the securities issued in the November 2012 Offering, the October 2011 SPA purchasers and warrant holders received an additional aggregate of 5,735,176 shares of Common Stock and warrants to purchase an additional 13,343,138 shares of Common Stock exercisable at $0.595 per share. These warrants include warrants issued to the Placement Agent in connection with its participation in the October 2011 SPA and related transactions.

Finally, the sale of Units triggered certain anti-dilution provisions under the Company's asset acquisition agreement with Seen On TV LLC and the Company issued an aggregate of 190,068 shares of common stock to the members of Seen On TV LLC and their assignees.

The Company has agreed to advance up to $1,500,000 to eDiets from the net proceeds of the Units sold. Such advances shall be made under terms substantially the same as the eDiets Note.

Note 16.

Subsequent Events

Restricted Shares

During June 2012 the Company issued 125,000 vested and restricted shares of common stock to Stratcon Partners, LLC pursuant to the terms of an independent contractor agreement effective December 6, 2011 pursuant to which Stratcon has agreed to provide the Company with consulting and advisory services, including, but not limited to business marketing, management, budgeting, financial analysis, and investor and press relations. In addition, during June 2012 the Company issued 25,000 shares of restricted common stock to Mediterranean Securities Group, LLC in consideration of financial consulting services.

Asset Purchase

On May 27, 2011, the Company entered into a binding letter agreement with Seen on TV, LLC, a Nevada limited liability company, with no affiliation with the Company, and Ms. Mary Beth Gearhart (formerly Fasono), its president. The letter agreement provided that we would obtain ownership of certain Seen on TV intangible assets, primarily consisting of the domain names "asseenontv.com" and "seenontv.com". Upon entering into the binding letter agreement, we issued 250,000 shares of restricted common stock, with a fair value of $500,000 on the contract date, and an initial cash payment of $25,000 to Ms. Gearhart. In addition, we granted 50,000 warrants to issue common shares, initially exercisable at $7.00 per share for a period of three years with a grant date fair value of $162,192. Further, we agreed to make five additional monthly payments of $5,000 to the seller and a $10,000 contribution to a designated charitable contribution, all of which payments were made. All payments made under the initial letter agreement, including the fair value of securities and an additional $7,000 paid to the UK for use of the URL "asseenontv.co.uk" totaled $729,450 at March 31, 2012.

On June 28, 2012, the Company finalized the asset purchase agreement with Seen on TV, LLC agreeing (i) to pay an additional $1,560,000 in cash, (ii) issue an additional 250,000 shares of restricted stock, (iii) issue 250,000 common stock purchase warrants, exercisable at $0.64 per share for the three years of issuance, (iv) modifying the exercise price of the 50,000 common stock purchase warrants issued in May 2011 from $7.00 per share to $1.00 per share and extending their term, and (v) making five annual payments of $10,000 per year to a charitable organization designated by Seen on TV. The Company agreed that so long as the seller owns at least 250,000 common shares received under the purchase agreement, if we were to issue additional shares of common stock, the seller will be entitled to receive additional shares sufficient to maintain their proportional ownership in the Company.

This transaction did not meet the criteria of a business combination within the guidelines of ASC 805-Business Combinations, and therefore will be accounted for as an asset purchase. The transaction contained no contingent consideration and no liabilities were assumed contingent or otherwise. Accordingly, the assets acquired, all identifiable intangible assets, will be recognized based on our cost, including transactions costs, of the asset acquired.

The Company will account for the intangible assets in accordance with the provisions of ASC 350-Intangibles-Goodwill and Other. As the intangibles we acquired are not subject to legal, regulatory, contractual or other factors which limit their useful life, the potential economic benefits to the Company are considered indefinite within the meaning of the related guidance. Accordingly, no amortization of the related costs will be recognized. However, the Company recognizes the intangible assets acquired are subject to review for potential impairment and if impairment were to be noted, an appropriate reduction in the carrying value of the assets would be recorded.